Commitments and Contingencies - Schedule of Capital Expenditure (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Capital expenditure:
Plant and equipment	RM 13,687,514	$ 3,370,479	RM 7,103,190